Cover	May 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 05, 2025
Entity File Number	000-56340
Entity Registrant Name	C2 Blockchain,Inc.
Entity Central Index Key	0001882781
Entity Tax Identification Number	87-2645378
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	123 SE 3rd Avenue
Entity Address, Address Line Two	#130
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
City Area Code	888
Local Phone Number	437-3432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false